MML Small Cap Equity Fund
MML Small Cap Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MML Small Cap Equity Fund	Initial Class	Service Class
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	0.82%	1.07%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MML Small Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	84	262	455	1,014
Service Class	109	340	590	1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser, OppenheimerFunds, Inc. (“OFI”), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of it net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of February 28, 2013, between $28 million and $6.12 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI typically uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
  a fundamental approach in analyzing issuers based on factors such as a company’s financial performance, competitive strength, position in the industry, and strength of business model and management. OFI may also consider an industry’s outlook, market trends and general economic conditions.
The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI may consider selling a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, a company’s management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Initial Class performance for periods prior to May 2, 2005 is that of the corresponding series of MML Series Investment Fund, the predecessor to the Fund. Performance for Service Class shares of the Fund for periods prior to its inception date (08/15/08) is based on the performance of Initial Class shares, adjusted to reflect Service Class expenses. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Performance Initial Class Shares
[1]	The Fund's name and investment strategy changed on May 1, 2011 and again on May 1, 2013. The performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.

Highest Quarter:	2Q ’09,	30.80%	Lowest Quarter:	4Q ’08,	-27.24%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MML Small Cap Equity Fund		One Year	Five Years	Ten Years
Initial Class	[1]	18.39%	3.80%	7.21%
Service Class	[1]	18.09%	2.28%	6.68%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	[1][2]	16.35%	3.56%	9.72%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	17.88%	4.34%	10.49%
[1]	The Fund's name and investment strategy changed on May 1, 2011 and again on May 1, 2013. The performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.
[2]	Going forward, the Fund's performance will be compared to the Russell 2000 Index rather than the Russell 2500 Index because the Russell 2000 Index more closely represents the Fund's current investment strategy.